Derivative Financial Instruments	12 Months Ended
Dec. 31, 2017
Derivative Financial Instruments
Derivative Financial Instruments

25. Derivative Financial Instruments

        The fair value of the derivative assets is as follows:

	As of December 31,
	2016	2017
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	7,856	11,535
Forward foreign exchange contracts	82	2,123
Derivative assets designated and effective as hedging instruments carried at fair value
Cross currency swaps	—	4,553

Total	7,938	18,211

Derivative financial instruments, current assets	82	2,199
Derivative financial instruments, non-current assets	7,856	16,012

Total	7,938	18,211

        The fair value of the derivative liabilities is as follows:

	As of December 31,
	2016	2017
Derivative liabilities designated and effective as hedging instruments carried at fair value
Cross currency swaps	24,279	605
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	6,060	1,210

Total	30,339	1,815

Derivative financial instruments, current liability	7,854	1,815
Derivative financial instruments, non-current liability	22,485	—

Total	30,339	1,815

Interest rate swap agreements

        The Group enters into interest rate swap agreements which convert the floating interest rate exposure into a fixed interest rate in order to hedge a portion of the Group's exposure to fluctuations in prevailing market interest rates. Under the interest rate swaps, the bank counterparty effects quarterly floating-rate payments to the Group for the notional amount based on the U.S. dollar LIBOR, and the Group effects quarterly payments to the bank on the notional amount at the respective fixed rates.

Interest rate swaps designated as cash flow hedging instruments

        In July 2016, the Group terminated the interest rate swap agreements associated with the six legacy facilities that were refinanced by the Legacy Facility Refinancing (Note 13) paying the fair value on the date of termination. The cumulative loss of $12,953 from the period that hedging was effective was recycled to profit or loss during the year ended December 31, 2016.

        As of December 31, 2016 and 2017, there are no derivative financial instruments qualifying as cash flow hedging instruments for accounting purposes. For the years ended December 31, 2016 and 2015, the effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments amounting to a loss of $7,550 and a loss of $7,279, respectively, has been recognized in Other comprehensive income. For the years ended December 31, 2016 and 2015, losses of $2,628 and $6,300, respectively, were recycled to profit or loss representing the realized loss on interest rate swaps in relation to the interest expenses component of the hedge.

Interest rate swaps held for trading

        The principal terms of the interest rate swaps held for trading were as follows:

						Notional Amount
Subsidiary	Counterparty	Trade Date	Effective Date	Original Termination Date	Fixed Interest Rate	December 31, 2016	December 31, 2017
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2020	1.98%	66,667	66,667
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2021	1.98%	66,667	66,667
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2022	1.98%	66,667	66,667
GasLog	DNB Bank ASA	July 2016	July 2016	July 2020	1.784%	73,333	73,333
GasLog	DNB Bank ASA	July 2016	July 2016	July 2021	1.729%	73,333	73,333
GasLog	DNB Bank ASA	July 2016	July 2016	July 2022	1.719%	73,333	73,333
GasLog	HSBC Bank plc	July 2016	July 2016	July 2020	1.896%	33,333	33,333
GasLog	HSBC Bank plc	July 2016	July 2016	July 2021	1.818%	33,333	33,333
GasLog	HSBC Bank plc	July 2016	July 2016	July 2022	1.79%	33,333	33,333
GasLog	Nordea Bank Finland	July 2016	July 2016	July 2020	1.905%	66,667	66,667
GasLog	Nordea Bank Finland	July 2016	July 2016	July 2021	1.84%	66,667	66,667
GasLog	Nordea Bank Finland	July 2016	July 2016	July 2022	1.815%	66,667	66,667
GasLog	Skandinavinska Enskilda Banken AB (publ) ("SEB")	July 2016	July 2016	July 2020	1.928%	50,000	50,000
GasLog	SEB	July 2016	July 2016	July 2021	1.8405%	50,000	50,000
GasLog	SEB	July 2016	July 2016	July 2022	1.814%	50,000	50,000
GasLog(1)	HSBC Bank plc	Feb 2017	Feb 2017	Feb 2022	2.005%	—	100,000
GasLog(1)	Nordea Bank Finland	Feb 2017	Feb 2017	Mar 2022	2.0145%	—	100,000
GasLog(1)	ABN Amro Bank NV ("ABN")	Feb 2017	Feb 2017	Mar 2022	2.003%	—	100,000

					Total	870,000	1,170,000

(1)	In February 2017, GasLog entered into new interest rate swap agreements with a notional amount of $300,000 in aggregate, maturing in 2022.

        In July 2016, the Group terminated the interest rate swap agreements associated with the six legacy facilities that were refinanced by the Legacy Facility Refinancing (Note 13) paying their fair value on that date. During the year ended December 31, 2016, the amount of the cumulative loss from the period that these hedges were effective that was recycled to profit or loss was $4,978 (December 31, 2015: $1,129).

        The derivative instruments listed above were not designated as cash flow hedging instruments. The change in the fair value of these contracts for the year ended December 31, 2017 amounted to a net gain of $8,529 (December 31, 2016: $18,448 net gain, December 31, 2015: $149 loss), which was recognized against profit or loss in the period incurred and is included in (Loss)/gain on swaps. During the year ended December 31, 2017, the net gain of $8,529 derived mainly from the fact that the LIBOR yield curve, which was used to calculate the present value of the estimated future cash flows, was higher than the agreed fixed interest rates resulting in a decrease in derivative liabilities from interest rate swaps held for trading.

Cross currency swap agreements

        The Group enters into CCSs which convert the floating interest rate exposure and the variability of the USD functional currency equivalent cash flows into a fixed interest rate and principal on maturity, in order to hedge the Group's exposure to fluctuations deriving from its NOK Bonds.

        The CCSs qualified as cash flow hedging instruments for accounting purposes.

        The principal terms of the CCSs designated as cash flow hedging instruments were as follows:

						Notional Amount
Company	Counterparty	Trade Date	Effective Date	Original Termination Date	Fixed Interest Rate	December 31, 2016	December 31, 2017
GasLog(1)	DNB Bank ASA	April 2014	May 2014	June 2018	5.99%	22,965	—
GasLog(1)	SEB	April 2014	May 2014	June 2018	5.99%	22,965	—
GasLog(1)	Nordea Bank Finland	April 2014	May 2014	June 2018	5.99%	22,965	—
GasLog(2)	DNB Bank ASA	June 2016	June 2016	May 2021	8.59%	30,050	30,050
GasLog(2)	SEB	June 2016	June 2016	May 2021	8.59%	30,050	30,050
GasLog(2)	Nordea Bank Finland	June 2016	June 2016	May 2021	8.59%	30,050	30,050

					Total	159,045	90,150

(1)

On June 27, 2017, GasLog terminated the three CCS agreements by paying their fair value of $20,603 on that date. The cumulative loss of $4,368 from the period that hedging was effective was recycled to profit or loss during the year ended December 31, 2017.

(2)

On June 20, 2016, in conjunction with the issuance of the NOK 2021 Bonds (Note 13), GasLog entered into these CCSs to exchange interest payments and principal on maturity on the same terms as the NOK 2021 Bonds.

        On June 27, 2016, GasLog terminated three CCS agreements and decreased the notional amount of the other three CCSs by paying their fair value on that date. The cumulative loss of $5,583 from the period that hedging was effective was recycled to profit or loss during the year ended December 31, 2016.

        For the year ended December 31, 2017, the effective portion of changes in the fair value of CCSs amounting to a gain of $7,291 has been recognized in Other comprehensive income (December 31, 2016: $2,559 loss, December 31, 2015: $23,584 loss). For the year ended December 31, 2017, a loss of $398 was recycled to profit or loss representing the realized loss on CCSs in relation to the interest expenses component of the hedge (December 31, 2016: $2,446 loss, December 31, 2015: $2,714 loss). Additionally, for the year ended December 31, 2017, a loss of $5,022 was recognized in Other comprehensive income in relation to the retranslation of the NOK Bonds in U.S. dollars as of December 31, 2017 (December 31, 2016: $1,487 loss, December 31, 2015: $21,000 gain).

Forward foreign exchange contracts

        The Group uses forward foreign exchange contracts to mitigate foreign exchange transaction exposures in British Pounds Sterling ("GBP") and EUR. Under these forward foreign exchange contracts, the bank counterparty will effect fixed payments in GBP or EUR to the Group and the Group will effect fixed payments in USD to the bank counterparty on the respective settlement dates. All forward foreign exchange contracts are considered by management to be part of economic hedge arrangements but have not been formally designated.

        The principal terms of the forward foreign exchange contracts held for trading are as follows:

Company	Counterparty	Trade Date	Number of contracts	Settlement Dates	Fixed Exchange Rate (USD/GBP)	Total Exchange Amount (in thousands)
GasLog	SEB	August 2017	12	January - December 2018	1.3042	£3,600

					Total	£3,600

Company	Counterparty	Trade Date	Number of contracts	Settlement Dates	Fixed Exchange Rate (USD/EUR)	Total Exchange Amount (in thousands)
GasLog	HSBC	June 2017	6	January - June 2018	1.1297	€6,000
GasLog	ABN	June 2017	6	January - June 2018	1.1291	€6,000
GasLog	Nordea	July 2017	6	January - June 2018	1.1817	€4,500
GasLog	SEB	July 2017	6	January - June 2018	1.1816	€4,500
GasLog	Nordea	August 2017	12	January - December 2018	1.1986	€9,000
GasLog	SEB	August 2017	12	January - December 2018	1.1966	€12,000
GasLog	DNB Bank ASA ("DNB")	October 2017	2	January - February 2018	1.1746	€3,990
GasLog	DNB	October 2017	1	April 2018	1.1746	€3,990
GasLog	DNB	October 2017	1	May 2018	1.1746	€1,995
GasLog	DNB	October 2017	1	July 2018	1.1746	€1,995
GasLog	Citibank	November 2017	1	July 2018	1.2023	€2,000
GasLog	Citibank	November 2017	1	August 2018	1.2048	€2,000
GasLog	Citibank	November 2017	1	September 2018	1.2072	€2,000
GasLog	Citibank	November 2017	1	October 2018	1.2099	€2,000
GasLog	Citibank	November 2017	1	November 2018	1.2123	€2,000
GasLog	Citibank	November 2017	1	December 2018	1.2148	€2,000
GasLog	SEB	November 2017	6	January - June 2018	1.19445	€6,000

					Total	€71,970

        The derivative instruments listed above were not designated as cash flow hedging instruments as of December 31, 2017. The change in the fair value of these contracts for the year ended December 31, 2017 amounted to a net gain of $2,041 (for the year ended December 31, 2016: $82 net gain, December 31, 2015: $0), which was recognized against profit or loss in the period incurred and is included in Loss on swaps.

        An analysis of (Loss)/gain on swaps is as follows:

	For the year ended December 31,
	2015	2016	2017
Unrealized (loss)/gain on derivative financial instruments held for trading	(149)	18,530	10,570
Realized loss on derivative financial instruments held for trading	(8,904)	(8,435)	(4,112)
Recycled loss of cash flow hedges reclassified to profit or loss	(1,290)	(23,514)	(4,368)
Ineffective portion of cash flow hedges	11	—	(65)

Total	(10,332)	(13,419)	2,025

Fair value measurements

        The fair value of the Group's financial assets and liabilities approximate to their carrying amounts at the reporting date.

        The fair value of the interest rate swaps at the end of reporting period was determined by discounting the future cash flows using the interest rate yield curves at the end of reporting period and the credit risk inherent in the contract. The fair value of the CCSs at the end of the reporting period was determined by discounting the future cash flows that are estimated based on forward exchange rates and contract forward rates, discounted at a rate that reflects the credit risk of the counterparties. The Group uses its judgment to make assumptions that are primarily based on market conditions for the estimation of the counterparty risk and the Group's own risk that are considered for the calculation of the fair value of the interest rate and cross currency swaps. The interest rate swaps, the forward foreign exchange contracts and the CCSs meet Level 2 classification, according to the fair value hierarchy as defined by IFRS 13 Fair Value Measurement. There were no financial instruments in Levels 1 or 3 and no transfers between Levels 1, 2 or 3 during the periods presented. The definitions of the levels, provided by IFRS 13 are based on the degree to which the fair value is observable:

•	Level 1 fair value measurements are those derived from quoted prices in active markets for identical assets or liabilities;
•

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and

•	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).